Leases - Information related to operating leases activity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease, Cost [Abstract]
Amortization of right of use assets	¥ 19,123	$ 3,001	¥ 31,177	¥ 32,301
Expense for short-term leases within 12 months	341		1,743
Interest of lease liabilities	2,995	$ 470	6,182	¥ 8,480
Lease, Cost	¥ 22,459		¥ 39,102